AIRCRAFT - Aircraft Maintenance Deposits Contra-Assets (Details) $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 11, 2018 USD ($) aircraft	Apr. 30, 2021 aircraft	Mar. 31, 2021 aircraft	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 10, 2018 USD ($)	Jun. 30, 2021 USD ($) aircraft	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)
AIRCRAFT - Owned and Leased
Number of aircrafts previously under operating leases | aircraft		1	5				6			2
Aircraft maintenance deposits contra assets
AIRCRAFT - Owned and Leased
Remaining unamortized balance contra assets				$ 22,792			$ 22,792			$ 36,729	$ 43,844
Reduction in contra assets							(13,937)			(7,115)
Decrease in purchase of aircrafts previously leased										$ 5,624
Number of aircrafts previously under operating leases | aircraft	6									2
Contra assets as a reduction to maintenance expense				850	$ 0		850	$ 328	$ 6,516	$ 1,402	12,263
Aircraft maintenance deposits contra assets | Owned
AIRCRAFT - Owned and Leased
Reduction in contra assets	$ 12,749
Over-market lease rates
AIRCRAFT - Owned and Leased
Remaining unamortized balance contra assets				11,444			11,444			16,501
Decrease in purchase of aircrafts previously leased							$ 3,765
Number of aircrafts previously under operating leases | aircraft							6
Over market liabilities				16,892			$ 16,892			37,409
Reduction in over-market maintenance reserve liabilities							(20,517)
Amortization of Over-market Liabilities				$ 1,618	$ 3,726	$ 0	4,373	$ 7,830	$ 17,275	$ 14,110	$ 20,386
Over-market lease rates | Owned
AIRCRAFT - Owned and Leased
Reduction in over-market maintenance reserve liabilities							$ 17,435